787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 22, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Focused Series, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Focused Series, Inc. (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Focused Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio”), a series of the Registrant, of all of the assets and liabilities of each of the SunAmerica Growth Opportunities Fund, the SunAmerica New Century Fund, each a series of SunAmerica Equity Funds, and the Focused Mid-Cap Growth Portfolio, a series of the Registrant, in exchange for Class A, Class B, Class C and, in the case of the SunAmerica Growth Opportunities Fund, Class I shares of the Small-Cap Growth Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of August 21, 2009. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP
Jack D. Cohen, Willkie Farr & Gallagher LLP

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